United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2006

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Baldwin Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19403

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Peter Havens
Title: Chairman
Phone: 610-260-0453

Signature, Place, and Date of Signing:

Peter H Havens         West Conshohocken, PA       8/11/06
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 99
Form 13F Information Table Value Total: 145,639
                                       (thousands)
List of Other Included Managers: None

FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/ SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRNCALLDSCRETN MANAGERS   SOLE  SHARED NONE
-------------------------     -------------   --------  -------  -------  -- --- ------  -------  ----    -----  ---

Bunge Limited                 COM             G16962105       801   15,950SH     SOLE               15,950
America Movil Sa L Adr        SPONSORED ADR   02364W105       236    7,100SH     SOLE                7,100
American Express Co           COM             025816109       321    6,030SH     SOLE                6,030
American International Group ICOM             026874107       757   12,825SH     SOLE               12,825
Amgen Inc                     COM             031162100      1151   17,652SH     SOLE               17,652
Apache Corp                   COM             037411105       686   10,051SH     SOLE               10,051
Apple Computer Inc            COM             037833100       584   10,200SH     SOLE               10,200
AstraZeneca PLC               SPONSORED ADR   046353108       214    3,576SH     SOLE                3,576
AT&T Inc                      COM             00206R102       276    9,900SH     SOLE                9,900
Autodesk Inc                  COM             052769106       413   11,975SH     SOLE               11,975
Autoliv Inc                   COM             052800109       499    8,825SH     SOLE                8,825
AXA ADS                       SPONSORED ADR   054536107       282    8,612SH     SOLE                8,612
Berkshire Hathaway Cl A       COM             084670108     85701      935SH     SOLE                  935
Berkshire Hathaway Cl B       COM             084670207       423      139SH     SOLE                  139
Best Buy Co Inc               COM             086516101       621   11,329SH     SOLE               11,329
Carnival Corp                 PAIRED CTF      143658300       231    5,539SH     SOLE                5,539
Caterpillar Inc               COM             149123101       313    4,200SH     SOLE                4,200
Cemex Sa Adr                  SPONSORED ADR   151290889       287    5,032SH     SOLE                5,032
CH Robinson Worldwide Inc     COM             12541W209       618   11,600SH     SOLE               11,600
ChevronTexaco Corp.           COM             166764100       341    5,500SH     SOLE                5,500
Chicago Bridge & Iron         SPONSORED ADR   167250109       203    8,400SH     SOLE                8,400
Cisco Systems Inc             COM             17275R102       530   27,143SH     SOLE               27,143
Citigroup Inc                 COM             172967101      1422   29,465SH     SOLE               29,465
Coach Inc                     COM             189754104      1138   38,075SH     SOLE               38,075
Constellation Brands Inc      CLASS A         21036P108       854   34,150SH     SOLE               34,150
Corning Inc                   COM             219350105       509   21,023SH     SOLE               21,023
Countrywide Financial Inc     COM             222372104       770   20,230SH     SOLE               20,230
Danaher Corp                  COM             235851102       515    8,000SH     SOLE                8,000
Dominion Resources Inc        COM             25746U109       995   13,300SH     SOLE               13,300
Duke Energy Corp.             COM             26441C105       298   10,134SH     SOLE               10,134
Electronic Arts Inc           COM             285512109       470   10,925SH     SOLE               10,925
EMC Corp                      COM             268648102       257   23,386SH     SOLE               23,386
Enterprise Products Partners  UT LTD PRTNR    293792107       834   33,510SH     SOLE               33,510
Exxon Mobil Corporation       COM             30231G102      1817   29,625SH     SOLE               29,625
FedEx Corp                    COM             31428X106      1040    8,900SH     SOLE                8,900
General Electric Co           COM             369604103      1136   34,459SH     SOLE               34,459
GlaxoSmithkline Plc           SPONSORED ADR   37733W105       269    4,828SH     SOLE                4,828
Grupo Televisa SA DE CV SPON ASPONSORED ADR   40049J206       328   16,972SH     SOLE               16,972
Honeywell International Inc   COM             438516106       433   10,755SH     SOLE               10,755
HSBC Holdings PLC Spon ADR    SPONSORED ADR   404280406       400    4,526SH     SOLE                4,526
Icici Bank Ltd Adr            SPONSORED ADR   45104G104       264   11,147SH     SOLE               11,147
Infosys Technologies Ltd      SPONSORED ADR   456788108       358    4,687SH     SOLE                4,687
International Business MachineCOM             459200101       388    5,050SH     SOLE                5,050
iShares MSCI EAFE Index Fund  UNIT TRUST      464287465       360    5,500SH     SOLE                5,500
iShares MSCI Emerging Markets UNIT TRUST      464287234       254    2,705SH     SOLE                2,705
iShares S&P Smallcap 600      UNIT TRUST      464287804      1298   20,905SH     SOLE               20,905
IShares Trust DJ Total Market UNIT TRUST      464287846       279    4,500SH     SOLE                4,500
J.P. Morgan Chase & Co        COM             46625H100       772   18,370SH     SOLE               18,370
Jabil Circuit Inc             COM             466313103       360   14,075SH     SOLE               14,075
Johnson & Johnson             COM             478160104      1296   21,625SH     SOLE               21,625
KLA-Tencor Corp               COM             482480100       508   12,225SH     SOLE               12,225
L-3 Communications Holdings InCOM             502424104       963   12,770SH     SOLE               12,770
Medtronic Inc                 COM             585055106       885   18,855SH     SOLE               18,855
Merrill Lynch & Co            COM             590188108      1220   17,541SH     SOLE               17,541
Metlife Inc                   COM             59156R108       933   18,225SH     SOLE               18,225
Microsoft Corp.               COM             594918104       481   20,626SH     SOLE               20,626
Morgan Stanley & Co           COM             617446448       383    6,053SH     SOLE                6,053
Nobel Learning Communities IncCOM             654889104       152   15,130SH     SOLE               15,130
Noble Energy Inc              COM             654894104       293    6,262SH     SOLE                6,262
Nokia Corporation             COM             654902204       515   25,409SH     SOLE               25,409
Northern Trust Corp           COM             665859104       496    8,975SH     SOLE                8,975
Nuveen Quality Preferred IncomCOM             67071S101       178   13,750SH     SOLE               13,750
Oneok Partners LP             UT LTD PRTNR    68268N103       548   11,100SH     SOLE               11,100
Patterson UTI Energy Inc      COM             703481101       377   13,300SH     SOLE               13,300
Pepsico Inc.                  COM             713448108       720   11,990SH     SOLE               11,990
Petroleo Brasileiro Adr       SPONSORED ADR   71654V408       331    3,703SH     SOLE                3,703
Pfizer Inc.                   COM             717081103       258   11,002SH     SOLE               11,002
Plains All American Pipeline LUT LTD PRTNR    726503105       293    6,700SH     SOLE                6,700
Plains Exploration & ProductioCOM             726505100       304    7,500SH     SOLE                7,500
Powershs Water Resources Ptf  COM             73935X575       212   12,700SH     SOLE               12,700
Praxair Inc                   COM             74005P104      1266   23,450SH     SOLE               23,450
Precision Castparts Corp      COM             740189105       287    4,800SH     SOLE                4,800
Procter & Gamble Co.          COM             742718109       937   16,850SH     SOLE               16,850
Protalex Inc                  COM             743642100       581  161,282SH     SOLE              161,282
S&P DEP Receipts              UNIT TRUST      78462F103      1859   14,609SH     SOLE               14,609
S&P Midcap 400 SPDRs          UNIT TRUST      595635103       793    5,700SH     SOLE                5,700
Schlumberger Ltd              COM             806857108      1003   15,400SH     SOLE               15,400
Sprint Nextel Corp            COM             852061100       510   25,524SH     SOLE               25,524
Starbucks Corp                COM             855244109      1737   46,000SH     SOLE               46,000
Taiwan Semiconductor MFG Co LTSPONSORED ADR   874039100       221   24,128SH     SOLE               24,128
Target Corporation            COM             87612E106       878   17,975SH     SOLE               17,975
Tata Motors LTD               SPONSORED ADR   876568502       309   17,885SH     SOLE               17,885
Telefonos de Mexico S A SPON ASPONSORED ADR   879403780       510   24,500SH     SOLE               24,500
Teva Pharmaceutical Ind       SPONSORED ADR   881624209       905   28,653SH     SOLE               28,653
Texas Instruments, Inc.       COM             882508104       636   20,990SH     SOLE               20,990
Textron Incorporated          COM             883203101       433    4,700SH     SOLE                4,700
Thoratec Corp                 COM             885175307       572   41,350SH     SOLE               41,350
3M Company                    COM             88579Y101      1103   13,650SH     SOLE               13,650
Unibanco-Uniao de Bancos BrasiSPONSORED ADR   90458E107       516    7,771SH     SOLE                7,771
United Parcel Service Inc     COM             911312106       208    2,525SH     SOLE                2,525
Varian Medical Systems Inc    COM             92220P105       984   20,775SH     SOLE               20,775
Vodafone Group PLC            SPONSORED ADR   92857W100       698   32,768SH     SOLE               32,768
Washington Mutual Inc         COM             939322103       205    4,500SH     SOLE                4,500
WellPoint, Inc.               COM             94973V107      1085   14,913SH     SOLE               14,913
Wells Fargo & Co.             COM             949746101      1220   18,185SH     SOLE               18,185
Whole Foods Market Inc        COM             966837106       811   12,550SH     SOLE               12,550
Williams Companies Inc.       COM             969457100       300   12,850SH     SOLE               12,850
Wm Wrigley Jr Co              COM             982526105       238    5,250SH     SOLE                5,250
Xerox Corp                    COM             984121103       182   13,050SH     SOLE               13,050